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                                  BETHANY S. BRAND
                                  (612) 340-6319



                                    May 6, 1999

Securities and Exchange Commission           VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Fortis Series Fund, Inc.
          File Nos.:  33-3920 and 811-4615

Dear Sir or Madam:

          Pursuant to Rule 497(j), Fortis Series Fund, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #25 filed April 30, 1999); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                             Very truly yours,



                                             Bethany S. Brand
cc:  Kathleen Prudhomme
     Rick Ertel